SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares additional disclosures
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0
Share options
Number of options
Outstanding at the beginning of the period (in shares)	28,540,437
Options granted (in shares)	2,575,885
Options exercised (in shares)	(425,744)
Options forfeited (in shares)	(1,838,039)
Outstanding at the end of the period (in shares)	28,852,539	28,540,437
Vested and expected to vest at the end of the period (in shares)	27,659,837
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.81
Options granted (in dollars per share)	$ 0.0001
Options exercised (in dollars per share)	$ 0.15
Options forfeited (in dollars per share)	$ 1.04
Outstanding at the end of the period (in dollars per share)	$ 0.42	$ 0.81
Vested and expected to vest at the end of the period (in dollars per share)	$ 0.43
Options additional disclosure
Total intrinsic value of options exercised (in dollars)	125,000		250,000
Aggregate intrinsic value for share options vested and expected to vest (in dollars)	29,909,000
Weighted-average remaining contractual life for share options vested and expected to vest	5 years 18 days
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.33	$ 0.18	$ 0.43
Total unrecognized share-based compensation expense related to share options (in dollars)	1,423,000
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	3 years 3 months 14 days
Restricted shares
Options additional disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	1 year 5 months 1 day
Number of restricted shares
Non-vested at the beginning of the period (in shares)	106,000
Vested (in shares)	(44,000)
Non-vested at the end of the period (in shares)	62,000	106,000
Weighted Average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 1.03
Vested (in dollars per share)	$ 1.01
Non-vested at the end of the period (in dollars per share)	$ 1.04	$ 1.03
Restricted shares additional disclosures
Total unrecognized share-based compensation expense related to restricted shares (in dollars)	36,000
Total fair value of shares vested (in dollars)	$ 14,000	$ 66,000	$ 482,000